Income Taxes - Summary of Movements in Deferred Tax Assets and Liabilities (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ (894)	$ 557	$ 640
Property, plant and equipment and exploration and evaluation assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(775)	281	541
Lease assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	414	0	0
Unrealized foreign exchange loss (gain) on long-term debt
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	55	(75)	120
Unrealized risk management activities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(14)	18	(46)
Asset retirement obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(317)	175	(88)
Lease liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(418)
Share-based compensation
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(11)	(5)	0
Loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	170	(61)	48
Investments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	(10)	(50)	(2)
Investment in North West Redwater Partnership
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	179	162	30
Deferred PRT
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	1	17	54
PRT deduction for corporate income tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	0	(7)	(21)
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (recovery) expense	$ (168)	$ 102	$ 4